Income Tax: (Details 3) (USD $)	Dec. 31, 2012
Canadian tax loss carry forward expiring 2014	$ 1,734,082
Canadian tax loss carry forward expiring 2015	2,161,329
US tax loss carry forward expiring 2018	1,386,674
US tax loss carry forward expiring 2019	1,621,230
US tax loss carry forward expiring 2020	665,664
US tax loss carry forward expiring 2021	896,833
US tax loss carry forward expiring 2022	1,435,774
US tax loss carry forward expiring 2023	1,806,275
US tax loss carry forward expiring 2024	2,386,407
US tax loss carry forward expiring 2025	3,680,288
US tax loss carry forward expiring 2026	4,622,825
Canadian tax loss carry forward expiring 2026	2,624,353
US tax loss carry forward expiring 2027	6,033,603
Canadian tax loss carry forward expiring 2027	4,870,458
US tax loss carry forward expiring 2028	4,360,823
Canadian tax loss carry forward expiring 2028	18,563,966
US tax loss carry forward expiring 2029	1,769,963
Canadian tax loss carry forward expiring 2029	17,593,207
US tax loss carry forward expiring 2030	2,159,079
Canadian tax loss carry forward expiring 2030	21,735,430
US tax loss carry forward expiring 2031	3,216,024
Canadian tax loss carry forward expiring 2031	24,338,649
US tax loss carry forward expiring 2032	3,041,866
Canadian tax loss carry forward expiring 2032	3,399,516
US tax loss carry forward	39,083,328
Canadian tax loss carry forward	$ 97,020,990